Long-term loan (Narrative) (Details)	12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2022 USD ($)
Disclosure Of Detailed Information About Loan From Government [Line Items]
Long-term loan		$ 43,254		$ 44,806	$ 43,796
Accrued interest	$ 1,764
Canada Emergency Business Account ("CEBA") program [Member]
Disclosure Of Detailed Information About Loan From Government [Line Items]
Long-term loan			$ 60,000	44,806
Early repayment amount for remaining loan forgiveness			40,000	$ 29,871
Amount of loan forgiveness if repaying balance loan before January 18, 2024			$ 20,000
Term loan interest rate per annum			5.00%	5.00%
Maturity date	The balance was not paid by January 18, 2024, and as a result, on January 19, 2024 the CEBA loan was converted to a 3-year term loan, bearing interest at 5% per annum, paid monthly.
Accrued interest	$ 1,764	$ 0